Business Combinations (Details) (Bank of Alpena [Member], USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
Aug. 08, 2014
Bank of Alpena [Member]
Shares issued for Alpena Banking corporation shares	842,965
Price per share	$ 5.59
Total purchase price	$ 4,712